Offerings - Offering: 1	Aug. 12, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 207.15
Offering Note	Title of each class of securities to which transaction applies: common stock

Aggregate number of securities to which transaction applies: 1,143,759 shares of common stock

Per unit price or other underlying value of transaction computed pursuant to Exchange Act Rule 0-11 (set forth the amount on which the filing fee is calculated and state how it was determined):

In accordance with Exchange Act Rule 0-11(b), the maximum aggregate value was determined based on the sum of: (A) 1,143,759 shares of common stock multiplied by $1.311465 per share. In accordance with Section 14(g) of the Securities Exchange Act of 1934, as amended, the filing fee was determined by multiplying 0.00013810 by the sum determined in the preceding sentence.